UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York              5/07/2009

    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                  Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:  $77,986,979


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
WYETH                          COMMON           983024100  4900599  114795          SOLE    none        x      0    0
TEVA                           COMMON           881624209  3923543   87775          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108  3838967   74572          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  3657120  160400          SOLE    none        x      0    0
BP                             COMMON           556221074  3266145   81450          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  3171497   67825          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  2852003  189754          SOLE    none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  2790977   26325          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  2651405   38934          SOLE    none        x      0    0
AT&T                           COMMON           00206R102  2512112   99687          SOLE    none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  2372159   50375          SOLE    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  2285578  226071          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  2238711  133495          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  2234563   75825          SOLE    none        x      0    0
AFLAC INC                      COMMON           1055102    2137344  110400          SOLE    none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  2132198   69115          SOLE    none        x      0    0
WELLS FARGO                    COMMON           949746101  1883525   96344          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  1837651  134923          SOLE    none        x      0    0
MC CORMICK                     COMMON           579780206  1815598   61400          SOLE    none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  1802302   67025          SOLE    none        x      0    0
VIPERS
SOVRAN SELF STORAGE            COMMON           78462F103  1791437   89215          SOLE    none        x      0    0
CVS                            COMMON           126650100  1740117   63300          SOLE    none        x      0    0
UNITED PARCEL                  COMMON           911312106  1734644   31975          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  1715076   63900          SOLE    none        x      0    0
STRYKER                        COMMON           863667101  1616900   47500          SOLE    none        x      0    0
PAYCHEX                        COMMON           704326107  1610151   62725          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  1467249   79872          SOLE    none        x      0    0
NOKIA                          COMMON           654902204  1315722  112744          SOLE    none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1195705   94150          SOLE    none        x      0    0
GENOME
HOME DEPOT                     COMMON           437076102  1069624   45400          SOLE    none        x      0    0
JOY GLOBAL                     COMMON           481165108  1036778   48675          SOLE    none        x      0    0
PHILIP MORRIS INTL             COMMON           718172109   951765   26750          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107   942435   35100          SOLE    none        x      0    0
SMITH INTL                     COMMON           832110100   891957   41525          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100   813075   18500          SOLE    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   765426   16600          SOLE    none        x      0    0
3M                             COMMON           88579Y101   706024   14200          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   665138   25024          SOLE    none        x      0    0
BARCLAYS                       COMMON           06738E204   624538   73475          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103   431739   26950          SOLE    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   369517   16548          SOLE    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   227968   10400          SOLE    none        x      0    0